CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND
Servicing Class (CNIXX)	Institutional Class (CNRUX)
Class N (CNGXX)	Servicing Class (CNRVX)
Class S (CNFXX)	Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Servicing Class (CNRMX)	Servicing Class (CNRZX)
Class N (CNRNX)	Class N (RIMOX)

Supplement dated December 16, 2025, to the

Statement of Additional Information (“SAI”) dated January 28, 2025, as supplemented

Effective immediately, the Officers table in the “Management of the Trust” section beginning on page 66 of the SAI is deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Gregg Giaquinto Year of Birth: 1967	President and Chief Executive Officer	Since 2024	President and Chief Executive Officer, City National Rochdale Funds, City National Rochdale Select Strategies Fund (the “Select Strategies Fund”), and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (2024-present). President, City National Rochdale (2024-present). Senior Managing Director, Client Services & Operations, City National Rochdale (2014-present).
Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021	Director of Fund Accounting, SEI Investments Company (2020-present). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (April 2021-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019).
Christina M. Weber Year of Birth: 1968	Chief Compliance Officer (“CCO”)	Since 2025	CCO, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (December 2025-present). CCO, RBC Global Asset Management (U.S.) Inc. (2018-present). CCO, RBC Funds (2012-present). Assistant Secretary, RBC Funds (2013-2017). Senior Compliance Officer, RBC Funds (2012-2012).
Dan Auciello Year of Birth: 1969	Anti-Money Laundering Officer (“AML Officer”) and Identity Theft Program Officer (“ITP Officer”)	Since 2025	AML Officer and ITP Officer, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (September 2025-present). Senior Vice President, Money Laundering Reporting Officer, City National Rochdale Securities and City National Securities (2025-present) Managing Director, Chief BSA Officer Bank of China (2020-2025) Managing Director, Deputy Head of Financial Security BNP Paribas (2014-2020).
Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015	Senior Vice President, Finance, City National Rochdale (2011–present). Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present).
Frank Bonsignore Year of Birth: 1967	Vice President and Secretary	Since 2023	Mutual Funds Oversight Lead, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (2023-present). Secretary, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (2023-present). Director of Operations, BNY Mellon (1997-2023).

Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019	Counsel, SEI Investments Company (2018-present). Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present). Attorney, Blank Rome LLP (2015-2018). Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014). Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.